UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2006     (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers 20 Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.6%
Consumer Discretionary - 7.4%
Amazon.Com, Inc.*	16,600	[2]	$606,066
eBay, Inc.*	22,600		882,756
Total Consumer Discretionary			1,488,822
Energy - 3.9%
Baker Hughes, Inc.	11,500		786,600
Financials - 11.0%
Citigroup, Inc.	20,600		972,938
Schwab (Charles) Corp.	71,700	[2]	1,233,958
Total Financials			2,206,896
Health Care - 24.5%
Affymetrix, Inc.*	18,400	[2]	605,912
Amgen, Inc.*	13,300	[2]	967,575
Medtronic, Inc.	16,500		837,375
Pfizer, Inc.	28,300		705,236
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	27,000	[2]	1,111,860
UnitedHealth Group, Inc.	12,000		670,320
Total Health Care			4,898,278
Industrials - 8.5%
Caterpillar, Inc.	12,700		911,987
Rockwell Automation, Inc.	11,000		791,010
Total Industrials			1,702,997
Information Technology - 45.3%
Applied Materials, Inc.	55,000	[2]	963,050
Avid Technology, Inc.*	14,600	[2]	634,516
Cisco Systems, Inc.*	46,200		1,001,154
Cognizant Technology Solutions Corp.*	15,127		899,905
Electronic Arts, Inc.*	18,900	[2]	1,034,208
Google Inc.*	2,000		780,000
Juniper Networks, Inc.*	43,100	[2]	824,072
Linear Technology Corp.	28,500	[2]	999,780
Maxim Integrated Products, Inc.	24,600		913,890
QUALCOMM, Inc.	20,000		1,012,200
Total Information Technology			9,062,775
Total Common Stocks (cost $20,308,998)			20,146,368
Other Investment Companies - 27.1%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	5,341,116		5,341,116
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	91,542		91,542
Total Other Investment Companies (cost $5,432,658)			5,432,658
Total Investments - 127.7% (cost $25,741,656)			25,579,026
Other Assets, less Liabilities - (27.7)%			(5,549,713)
Net Assets - 100.0%			$20,029,313

Managers Mid-Cap Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co.	8,200		$478,060
American Eagle Outfitters, Inc.	28,800	[2]	859,968
American Greetings Corp., Class A	16,800	[2]	363,216
Autoliv, Inc.	11,500	[2]	650,670
Barnes & Noble, Inc.	13,900	[2]	642,875
Brinker International, Inc.	18,600	[2]	785,850
Chico’s FAS, Inc.*	12,400		503,936
Circuit City Stores, Inc.	20,500	[2]	501,840
Claire’s Stores, Inc.	41,100		1,492,341
Darden Restaurants, Inc.	29,700		1,218,590
Dillard’s, Inc., Class A	37,300	[2]	971,292
Liz Claiborne, Inc.	3,700		151,626
NetFlix, Inc.*	20,600	[2]	597,194
Payless ShoeSource, Inc.*	39,600	[2]	906,444
Rent-A-Center, Inc.*	22,000	[2]	562,980
Thor Industries, Inc.	6,700	[2]	357,512
Timberland Co.*	9,100	[2]	311,493
Tupperware Corp.	24,800	[2]	510,632
Washington Post Co., The	410	[2]	318,468
Total Consumer Discretionary			12,184,987
Consumer Staples - 1.7%
Energizer Holdings, Inc.*	6,800		360,400
Hansen Natural Corp.*	4,700	[2]	592,435
Hormel Foods Corp.	6,300		212,940
Pilgrim’s Pride Corp., Class B	24,500	[2]	530,915
Total Consumer Staples			1,696,690
Energy - 8.5%
Diamond Offshore Drilling, Inc.	11,900	[2]	1,065,050
Helmerich & Payne, Inc.	13,400		935,588
Newfield Exploration Co.*	17,700		741,630
Overseas Shipholding Group, Inc.	15,700	[2]	752,501
Patterson-UTI Energy, Inc.	70,200		2,243,592
Pogo Producing Co.	20,700		1,040,175
Tesoro Corp.	23,400		1,599,156
Total Energy			8,377,692
Financials - 18.7%
American Capital Strategies Ltd.	29,300	[2]	1,030,188
American Financial Group, Inc.	44,000		1,830,840
AmeriCredit Corp.*	16,800	[2]	516,264
AmSouth Bancorporation	26,600	[2]	719,530
Assurant, Inc.	16,200		797,850
CB Richard Ellis Group, Inc.*	4,400		355,080
CBL & Associates Properties, Inc.	39,500[2]		1,676,774
Compass Bancshares, Inc.	13,900	[2]	703,479
Downey Financial Corp.	9,700		652,810
First American Corp.	28,600	[2]	1,119,976
Highwoods Properties, Inc.	55,600	[2]	1,875,388
Indymac Mortgage Holdings, Inc.	24,800	[2]	1,015,064
Janus Capital Group, Inc.	57,900		1,341,543
Mercantile Bankshares Corp.	34,650		1,332,293
Nationwide Financial Services, Inc.	13,500		580,770
Protective Life Corp.	5,600		278,544
Radian Group, Inc.	27,500	[2]	1,656,875

Managers Mid-Cap Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Wilmington Trust Corp.	9,200		$398,820
Zions Bancorporation	6,300		521,199
Total Financials			18,403,287
Health Care - 10.1%
Applera Corp. - Applied Biosystems Group	30,700		833,198
Bausch & Lomb, Inc.	10,600	[2]	675,220
C.R. Bard, Inc.	11,400		773,034
Cerner Corp.*	14,400	[2]	683,280
Charles River Laboratories International, Inc.*	22,100		1,083,342
Coventry Health Care, Inc.*	24,825		1,340,054
Hillenbrand Industries, Inc.	8,900		489,411
Humana, Inc.*	31,700		1,669,005
Intuitive Surgical, Inc.*	800	[2]	94,400
King Pharmaceuticals Inc*	15,000		258,750
Lincare Holdings, Inc.*	6,400		249,344
Techne Corp.*	26,600	[2]	1,599,724
Watson Pharmaceuticals, Inc.*	7,200		206,928
Total Health Care			9,955,690
Industrials - 12.7%
Banta Corp.	14,300	[2]	743,314
Corporate Executive Board Co.	2,500		252,250
Cummins, Inc.	16,400	[2]	1,723,640
GATX Corp.	27,800	[2]	1,147,862
ITT Educational Services, Inc.*	11,300		723,765
JLG Industries, Inc.	32,100		988,359
Joy Global, Inc.	44,000		2,629,880
Precision Castparts Corp.	18,000		1,069,200
Republic Services, Inc.	28,400		1,207,284
Ryder System, Inc.	10,900		488,102
Skywest, Inc.	22,000	[2]	643,940
Thomas & Betts Corp.*	17,900		919,702
Total Industrials			12,537,298
Information Technology - 17.8%
Avnet, Inc.*	30,900		784,242
Cadence Design Systems Inc.*	19,500		360,555
CheckFree Corp.*	8,100	[2]	409,050
Citrix Systems, Inc.*	10,500		397,950
Cognizant Technology Solutions Corp.*	11,800		701,982
Factset Research Systems, Inc.	24,850	[2]	1,102,098
Fair Isaac Corp.	17,700		701,274
Global Payments, Inc.	19,600		1,038,996
Harris Corp.	21,300		1,007,277
Imation Corp.	13,000		557,830
Ingram Micro, Inc., Class A*	39,600		792,000
Integrated Device Technology, Inc.*	49,000	[2]	728,140
Intersil Corp., Class A	33,800		977,496
Lam Research Corp.*	15,700		675,100
MEMC Electronic Materials, Inc.*	10,500	[2]	387,660
Microchip Technology, Inc.	11,900		431,970
MoneyGram International, Inc.	14,200	[2]	436,224
MPS Group, Inc.*	22,700	[2]	347,310
Omnivision Technologies, Inc.*	25,900	[2]	782,180
Sabre Holdings Corp.	41,600		978,848
Sybase, Inc.*	30,900	[2]	652,608
Tellabs, Inc.*	39,600		629,640

Managers Mid-Cap Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Transaction Systems Architects, Inc.*	7,800		$243,438
United Online, Inc.	31,500	[2]	405,090
Varian, Inc.*	12,000	[2]	494,160
Western Digital Corp.*	79,200	[2]	1,538,856
Total Information Technology			17,561,974
Materials - 8.8%
Airgas, Inc.	4,700		183,723
Ashland, Inc.	11,100		788,988
Eagle Materials, Inc.	17,100	[2]	1,090,296
FMC Corp.*	22,000		1,363,560
Georgia Gulf Corp.	8,000	[2]	207,920
Louisana-Pacific Corp.	44,900	[2]	1,221,280
Martin Marietta Materials, Inc.	25,000		2,675,750
Steel Dynamics, Inc.	8,800	[2]	499,224
United States Steel Corp.	10,900	[2]	661,412
Total Materials			8,692,153
Telecommunication Services - 0.6%
NII Holdings, Inc., Class B*	9,600		566,112
Utilities - 7.0%
Allegheny Energy, Inc.*	43,100		1,458,935
Energen Corp.	52,900		1,851,500
NRG Energy, Inc.*	33,400	[2]	1,510,348
Questar Corp.	19,200	[2]	1,344,960
UniSource Energy Corp.	3,100		94,550
Wisconsin Energy Corp.	17,100		683,829
Total Utilities			6,944,122
Total Common Stocks (cost $79,830,102)			96,920,005
Other Investment Companies – 27.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	25,470,089		25,470,089
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	1,669,073		1,669,073
Total Other Investment Companies (cost $27,139,162)			27,139,162
Total Investments - 125.7% (cost $106,969,264)			124,059,167
Other Assets, less Liabilities - (25.7)%			(25,341,424)
Net Assets - 100.0%			$98,717,743

Managers Balanced Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 65.5%
Consumer Discretionary - 7.1%
CBS Corp., Class B	1,150		$27,577
Claire’s Stores, Inc.	2,000		72,620
Coach, Inc.*	2,800		96,824
Dillard’s, Inc., Class A	2,200	[2]	57,288
Home Depot, Inc.	4,070	[2]	172,161
J.C. Penney Co., Inc.	3,500	[2]	211,435
McDonald’s Corp.	7,300		250,828
McGraw-Hill Companies, Inc., The	1,600		92,192
Office Depot, Inc.*	2,800		104,272
Rent-A-Center, Inc.*	4,500	[2]	115,155
Time Warner, Inc.	14,860		249,499
Viacom, Inc., Class B*	1,150		44,620
Walt Disney Co., The*	6,000	[2]	167,340
Total Consumer Discretionary			1,661,811
Consumer Staples - 5.0%
Altria Group, Inc.	2,820		199,825
Archer-Daniels-Midland Co.	1,700		57,205
PepsiCo, Inc.	4,900		283,171
Pilgrim’s Pride Corp., Class B	4,300	[2]	93,181
Procter & Gamble Co.	5,712	[2]	329,125
Reynolds American, Inc.	700	[2]	73,850
SUPERVALU, Inc.	4,400	[2]	135,608
Total Consumer Staples			1,171,965
Energy - 5.5%
ConocoPhillips Co.	4,200	[2]	265,230
Devon Energy Corp.	1,900	[2]	116,223
Exxon Mobil Corp.	3,820		232,485
Marathon Oil Corp.	4,000	[2]	304,680
Unit Corp.*	2,500	[2]	139,375
Valero Energy Corp.	3,600		215,208
Total Energy			1,273,201
Financials - 15.5%
Allstate Corp., The	800		41,688
Assurant, Inc.	1,200	[2]	59,100
AvalonBay Communities, Inc.	800	[2]	87,280
Bank of America Corp.	11,800		537,372
Bear, Stearns & Co., Inc.	100		13,870
CBL & Associates Properties, Inc.	5,000	[2]	212,250
CIT Group, Inc.	4,500		240,840
Conseco, Inc.*	8,900	[2]	220,898
Goldman Sachs Group, Inc.	1,500	[2]	235,440
JPMorgan Chase & Co.	8,748		364,267
Lehman Brothers Holdings, Inc.	800		115,624
Merrill Lynch & Co., Inc.	1,700		133,892
Moody’s Corp.	4,700	[2]	335,862
PMI Group, Inc.	800	[2]	36,736
Principal Financial Group	2,500		122,000
Prudential Financial, Inc.	2,200		166,782
Radian Group, Inc.	600	[2]	36,150

Managers Balanced Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Wachovia Corp.	9,800		$549,290
Washington Mutual, Inc.	2,708	[2]	115,415
Total Financials			3,624,756
Health Care - 8.6%
AmerisourceBergen Corp.	2,400	[2]	115,848
Amgen, Inc.*	500		36,375
Applera Corp. - Applied Biosystems Group	2,900		78,706
Barr Laboratories, Inc.*	500		31,490
Becton, Dickinson & Co.	1,800		110,844
CIGNA Corp.	2,100		274,302
Coventry Health Care, Inc.*	2,725		147,096
Gilead Sciences, Inc.*	4,200		261,324
Johnson & Johnson	7,180		425,200
King Pharmaceuticals Inc*	6,800		117,300
Merck & Co., Inc.	5,100	[2]	179,673
Pfizer, Inc.	8,840		220,293
Total Health Care			1,998,451
Industrials - 7.4%
CSX Corp.	2,800		167,440
Cummins, Inc.	2,000		210,200
Emerson Electric Co.	2,300		192,349
Florida Rock Industries, Inc.	3,100	[2]	174,282
General Electric Co.	5,800		201,724
Northrop Grumman Corp.	4,500	[2]	307,305
Oshkosh Truck Corp	600		37,344
Ryder System, Inc.	1,600		71,648
Textron, Inc.	3,000		280,170
West Corp.*	1,800	[2]	80,388
Total Industrials			1,722,850
Information Technology - 10.0%
Adobe Systems, Inc.*	5,000	[2]	174,600
Avnet, Inc.*	2,100		53,298
Cisco Systems, Inc.*	12,640		273,909
Computer Sciences Corp.*	2,200		122,210
Freescale Semiconductor Inc, Class A.*	4,900	[2]	136,269
Freescale Semiconductor Inc, Class B.*	700		19,439
Google Inc.*	300		117,000
Hewlett-Packard Co.	7,200	[2]	236,880
Intel Corp.	7,560		146,286
International Business Machines Corp.	2,200		181,434
MEMC Electronic Materials, Inc.*	1,900	[2]	70,148
Microsoft Corp.	12,700		345,567
Motorola, Inc.	8,200		187,862
National Semiconductor Corp.	3,100	[2]	86,304
Oracle Corp.*	3,300		45,177
Tellabs, Inc.*	3,000		47,700
Western Digital Corp.*	4,500	[2]	87,435
Total Information Technology			2,331,518
Materials - 2.2%
Ashland, Inc.	1,400		99,512
Sigma-Aldrich Corp.	1,300	[2]	85,527

Managers Balanced Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Shares		Value
Materials (continued)
United States Steel Corp.		5,500	[2]	$333,740
Total Materials				518,779
Telecommunication Services - 1.8%
BellSouth Corp.		12,100	[2]	419,265
Utilities - 2.4%
Edison International		5,700		234,726
PG&E Corp.		8,600	[2]	334,540
Total Utilities				569,266
Total Common Stocks (cost $12,956,463)				15,291,862

		Principal Amount
Corporate Bonds - 22.6%
Asset-Backed Securities - 1.1%
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31		$39,910		$40,291
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37		90,000		89,083
GS Mortgage Securities Corp. II Series 2005-GG4, 4.751%, 07/10/39		50,000		47,160
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47		75,000		71,354
Total Asset-Backed Securities				247,888
Finance - 6.9%
Boeing Capital Corp., 4.750%, 08/25/08		25,000		24,745
Barclays Financial LLC., 4.140%, 03/23/09[5] (a)	KRW	160,900,000		165,288
Carramerica Realty Corp., 3.625%, 04/01/09		165,000		156,983
CIT Group Inc., 5.500%, 12/01/14	GBP	50,000		87,629
Developers Diversified Realty, 5.375%, 10/15/12		90,000		87,726
General Electric Capital Corp., 6.500%, 09/28/15		130,000		80,815
Health Care, Inc., 7.500%, 08/15/07		38,000		38,745
Hospitality Properties Trust, 6.750%, 02/15/13		150,000		156,266
Host Marriott, LP, 7.125%, 11/01/13		95,000		97,138
iStar Financial Inc., 5.150%, 03/01/12		65,000		62,457
JP Morgan Chase & Co., 0.000%, 03/28/11[4] (a)	IDR	932,700,000		63,343
Korea Development Bank, 3.875%, 03/02/09		170,000		162,767
Reed Elsevier Capital, Inc., 4.625%, 06/15/12		25,000		23,411
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08		250,000		256,285
Toll Brothers Finance Corp., 5.150%, 05/15/15		15,000		13,599
Union Planters Bank, 6.500%, 03/15/08		30,000		30,600
Wells Fargo Co., 4.430%, 05/01/33[5]		105,000		104,895
Total Finance				1,612,692
Industrials - 14.4%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13		100,000		86,500
Affiliated Computer Services, Inc., 5.200%, 06/01/15		25,000		22,822
Albertson’s Inc., 6.625%, 06/01/28		15,000		12,118
Albertson’s Inc., 7.750%, 06/15/26		120,000		108,434
Albertson’s Inc., 8.000%, 05/01/31		5,000		4,666
Albertson’s, Inc., 7.450%, 08/01/29		75,000		66,399
American Stores Co., 8.000%, 06/01/26		5,000		4,856
Amerisourcebergen Corp., 5.875%, 09/15/15 (a)		40,000		39,542
AT&T Corp., 8.000%, 11/15/31		205,000		245,517
AT&T Wireless Services, Inc., 8.750%, 03/01/31		105,000		133,372
Avnet Inc., 6.000%, 09/01/15		20,000		19,201
Case New Holland, Inc., 6.000%, 06/01/09		100,000		98,000
Centex Corp., 5.250%, 06/15/15		20,000		18,609
Chesapeake Energy Corp., 6.375%, 06/15/15		15,000		14,831

Managers Balanced Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Industrials (continued)
Chesapeake Energy Corp., 6.500%, 08/15/17	$75,000	$74,438
Comcast Corp., 5.650%, 06/15/35	170,000	148,655
Comcast Corp., 6.500%, 11/15/35	10,000	9,734
Corning Inc., 6.200%, 03/15/16	45,000	45,081
CSC Holdings, Inc., 7.875%, 02/15/18	100,000	100,625
CSN Island IX Corp., 10.000%, 01/15/15 (a)	10,000	11,675
DaimlerChrysler North America Holding Corp., 8.500%, 01/18/31	50,000	58,659
Dow Chemical Co., 7.375%, 11/01/29	75,000	86,816
Georgia-Pacific Corp., 7.700%, 06/15/15	125,000	126,250
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	200,000	202,826
K. Hovnanian Enterprises, Inc., 7.500%, 05/15/16	50,000	49,543
Kroger Co., 7.000%, 05/01/18	140,000	146,800
Lubrizol Corp., The, 5.500%, 10/01/14	75,000	72,751
News America, Inc., 7.280%, 06/30/28	75,000	77,966
Penney (JC) Co., 8.000%, 03/01/10	50,000	54,079
Pioneer Natural Resources USA, Inc., 5.875%, 07/15/16	65,000	61,924
Pulte Home, Inc., 6.000%, 02/15/35	40,000	34,932
Pulte Homes, Inc., 5.200%, 02/15/15	30,000	27,737
Pulte Homes, Inc., 6.375%, 05/15/33	25,000	22,774
Qwest Corp., 7.500%, 06/15/23	25,000	25,531
Smithfield Foods, Inc., 7.750%, 05/15/13, Series B	25,000	25,875
Southern Natural Gas Co., 8.875%, 03/15/10	70,000	74,813
Sprint Capital Corp., 6.875%, 11/15/28	135,000	139,687
Time Warner, Inc., 6.625%, 05/15/29	65,000	64,072
Time Warner, Inc., 6.950%, 01/15/28	35,000	35,599
Tyco International Group SA, 6.000%, 11/15/13	145,000	145,879
Tyco International Group SA, 6.875%, 01/15/29	135,000	141,368
US West Communications, Inc., 7.250%, 09/15/25	75,000	77,250
Walt Disney Co., The, 7.000%, 03/01/32	75,000	83,254
WellPoint Inc., 5.000%, 12/15/14	25,000	23,885
WellPoint, Inc., 5.850%, 01/15/36	115,000	109,026
Xerox Corp., 6.400%, 03/15/16	40,000	39,900
XTO Energy Inc., 5.300%, 06/30/15	80,000	77,302
Total Industrials		3,351,573
Utility - 0.2%
Methanex Corp., 6.000%, 08/15/15	45,000	42,363
SunGard Data Systems, Inc., 9.125%, 08/15/13 (a)	10,000	10,625
Total Utility		52,988
Total Corporate Bonds (cost $5,259,572)		5,265,141
Foreign Government Obligations - 0.8%
Argentina, Republic of, 2.000%, 09/30/14[5]	130,000	43,509
Mexico Government, 9.875%, 02/01/10	130,000	148,525
Total Foreign Government (cost $197,450)		192,034
U.S. Government Obligations - 9.7%
USTB, 3.875%, 05/15/09	460,000	447,602
USTB, 4.000%, 02/15/15	85,000	79,684
USTB, 4.500%, 08/15/14	25,000	23,937

Managers Balanced Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
U.S. Government Obligations (continued)
USTB, 4.750%, 05/15/14	$165,000	$163,608
USTB, 5.250%, 11/15/28	175,000	179,744
USTN, 2.250%, 02/15/07	520,000	508,626
USTN, 2.375%, 08/15/06	440,000	436,305
USTN, 2.500%, 10/31/06	420,000	414,537
Total U.S. Government Obligations (cost $2,298,692)		2,254,043

	Shares
Preferred Stock - 0.2%
Newell Financial Trust I, 5.250% (cost $39,878)	925	39,659
Other Investment Companies - 27.3%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	5,864,323	5,864,323
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	506,627	506,627
Total Other Investments Companies (cost $6,370,950)		6,370,950
Total Investments - 126.1% (cost $27,123,005)		29,413,689
Other Assets, less Liabilities - (26.1)%		(6,081,891)
Net Assets - 100.0%		$23,331,798

Managers High Yield Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 96.4%
Finance - 19.5%
Alamosa Delaware, Inc., 11.000%, 07/31/10	$487,000		$544,223
Alliance Laundry Corp., 8.500%, 01/15/13	260,000	[2]	256,100
Arch Western Finance, LLC, 6.750%, 07/01/13	455,000		453,863
El Paso Production Holding, 7.750%, 06/01/13	40,000		41,650
Ford Motor Credit Co., 6.638%, 01/15/10[5]	520,000		470,964
Ford Motor Credit Co., 7.000%, 10/01/13	520,000		465,743
Ford Motor Credit Co., 7.250%, 10/25/11	50,000		45,612
General Motors Acceptance Corp., 6.875%, 08/28/12	1,030,000		951,378
Graphic Packaging International, 9.500%, 08/15/13	110,000	[2]	103,400
HCA, Inc., 6.750%, 07/15/13	825,000	[2]	826,113
Inergy LP, 6.875%, 12/15/14	80,000		76,400
Inergy LP, 8.250%, 03/01/16 (a)	115,000		118,450
ITT Corp., 7.375%, 11/15/15	475,000		515,374
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000		538,750
Madison River, 13.250%, 03/01/10	228,000		240,540
Nell AF Sarl, 8.375%, 08/15/15 (a)	235,000	[2]	234,413
Nexstar Finance Holdings, Inc., 0.000%, 04/01/13 (b)[4]	200,000		165,000
Playtex Products, Inc., 9.375%, 06/01/11	535,000		561,750
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	165,000		176,550
Rayovac Corp., 8.500%, 10/01/13	390,000	[2]	362,700
Reliant Energy Inc., 6.750%, 12/15/14	85,000	[2]	75,438
Reliant Energy Inc., 9.500%, 07/15/13	85,000		85,531
Rogers Wireless, Inc., 9.625%, 05/01/11	270,000		311,513
Russell Corp., 9.250%, 05/01/10	345,000		359,662
Sun Media Corp., 7.625%, 02/15/13	275,000		284,625
TRW Automotive, Inc., 9.375%, 02/15/13	380,000		412,774
UGS Corp., 10.000%, 06/01/12	650,000		718,250
Total Finance			9,396,766
Health Care - 0.9%
Extendicare Health Services, Inc., 6.875%, 05/01/14	400,000		414,000
Industrials - 72.4%
Acco Brands Corp., 7.625%, 08/15/15	515,000	[2]	491,824
AEP Industries, Inc., 7.875%, 03/15/13	265,000	[2]	267,650
AES Corporation, 8.875%, 02/15/11	330,000		357,224
Ainsworth Lumber Co., Ltd., 6.750%, 03/15/14	240,000		209,400
Ainsworth Lumber Co., Ltd., 7.250%, 10/01/12	75,000		68,250
AirGate PCS, Inc., 8.827%, 10/15/11[5]	250,000		259,688
Allied Waste North America, Inc., 5.750%, 02/15/11	265,000	[2]	253,738
Allied Waste North America, Inc., 7.375%, 04/15/14	250,000	[2]	248,750
Ames True Temper, Inc., 9.068%, 01/15/12[5]	305,000		298,137
ArvinMeritor, Inc., 8.750%, 03/01/12	200,000	[2]	198,000
Ball Corp., 6.625%, 03/15/18	210,000		209,475
Beazer Homes USA, Inc., 6.500%, 11/15/13	250,000		236,875
Beazer Homes USA, Inc., 6.875%, 07/15/15	210,000	[2]	200,550
Beazer Homes USA, Inc., 8.375%, 04/15/12	180,000		187,875
Brookstone Company, Inc., 12.000%, 10/15/12 (a)	200,000		185,000
Cablevision Systems Corp., 8.000%, 04/15/12	315,000	[2]	308,700
CanWest Media, Inc., 8.000%, 09/15/12	280,000	[2]	288,400
CCO Holdings, LLC, 8.750%, 11/15/13	200,000		195,500
Celestica, Inc., 7.875%, 07/01/11	220,000	[2]	225,500
Charter Communications Holdings II, 10.250%, 09/15/10	500,000		493,750
Chesapeake Energy Corp., 6.500%, 08/15/17(a)	285,000		282,863
Chesapeake Energy Corp., 6.500%, 08/15/17	160,000		158,800
Chesapeake Energy Corp., 7.000%, 08/15/14	275,000		282,563
Citizens Communications Co., 6.250%, 01/15/13	380,000		371,450
CMS Energy Corp., 6.300%, 02/01/12	90,000		89,100
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	354,000		377,010
Corrections Corp. of America, 6.250%, 03/15/13	355,000		351,005
Covalence Specialty Materials Corp., 10.250%, 03/01/16 (a)	145,000	[2]	152,975
Crown Americas, 7.750%, 11/15/15 (a)	365,000		380,513
CSC Holdings, Inc., 7.625%, 07/15/18	110,000		109,313

Managers High Yield Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
D.R. Horton, Inc., 5.250%, 02/15/15	$225,000	[2]	$206,224
Del Laboratories, Inc., 8.000%, 02/01/12	225,000	[2]	183,375
Del Laboratories, Inc., 10.149%, 11/01/11[5] (a)	145,000		149,350
Denbury Resources, Inc., 7.500%, 04/01/13	355,000		368,312
Dex Media, Inc., 0.000%, 11/15/13 (b)[4]	795,000		675,750
DirectTV Holdings/Finance, 6.375%, 06/15/15	525,000		521,063
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000	[2]	126,213
Dobson Communications Corp., 8.875%, 10/01/13	210,000	[2]	212,100
Dobson Communications Corp., 9.318%, 10/15/12[5]	135,000	[2]	134,663
Echostar DBS Corp., 6.375%, 10/01/11	230,000		225,975
EchoStar DBS Corp., 7.125%, 02/01/16 (a)	520,000		514,150
Flextronics International Ltd., 1.000%, 08/01/10[6]	225,000		204,188
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	350,000		359,625
Georgia-Pacific Corp., 7.700%, 06/15/15	665,000		671,650
Goodman Global Holding Company, Inc., 7.875%, 12/15/12	110,000	[2]	109,175
Graham Packaging Co., LP, 9.875%, 10/15/14	475,000	[2]	483,312
Graphic Packaging International, Inc., 8.500%, 08/15/11	330,000	[2]	328,350
Gregg Appliances Inc., 9.000%, 02/01/13	385,000		359,012
Group 1 Automotive, Inc., 8.250%, 08/15/13	250,000		253,750
Hanover Compressor Co., 9.000%, 06/01/14	290,000	[2]	313,200
HCA Inc., 6.500%, 02/15/16	120,000		117,511
Host Marriott LP, 6.750%, 06/01/16 (a)	400,000		401,500
Houghton Mifflin Co., 9.875%, 02/01/13	200,000		216,000
Huntsman International LLC, 7.375%, 01/01/15 (a)	250,000	[2]	253,750
Huntsman LLC, 11.500%, 07/15/12	145,000		167,475
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	245,000	[2]	233,975
Insight Communications Co., Inc., 12.250%, 02/15/11 (b)	750,000		798,750
Intelsat Ltd., 9.614%, 01/15/12[5]	215,000		219,569
iPCS, Inc., 11.500, 05/01/12	700,000		801,500
Iron Mountain Inc., 6.625%, 01/01/16	265,000		250,425
Iron Mountain Inc., 7.750%, 01/15/15	300,000		303,750
IWO Holdings, Inc., 8.818%, 01/15/12[5]	220,000		230,175
IWO Holdings, Inc., 10.750%, 01/15/15 (b)	275,000		206,937
JARDEN Corp., 3.750%, 05/01/12	175,000		181,563
Jefferson Smurfit Corp., 7.500%, 06/01/13	255,000	[2]	240,975
Jostens Holding Corp., 0.000%, 12/01/13 (b) [4]	495,000		381,150
L-3 Communications Corp., 5.875%, 01/15/15	465,000		445,237
L-3 Communications Corp., 6.125%, 07/15/13	175,000		171,500
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		162,750
Lyondell Chemical Co., 10.500%, 06/01/13	575,000	[2]	639,687
MGM Mirage Inc., 5.875%, 02/27/14	5,000	[2]	4,738
MGM Mirage Inc., 6.750%, 04/01/13 (a)	865,000		865,000
MGM Mirage Inc., 6.750%, 09/01/12	210,000	[2]	210,788
Nalco Company, 8.875%, 11/15/13	230,000	[2]	240,350
Newfield Exploration Co., 6.625%, 04/15/16	100,000		100,375
Novelis, Inc., 7.250%, 02/15/15 (a)	335,000	[2]	323,274
Owens-Brockway Glass Container Inc., 6.750%, 12/01/14	150,000	[2]	147,375
Owens-Brockway Glass Container Inc., 8.250%, 05/15/13	330,000	[2]	346,500
PanAmSat Holding Corp., 9.000%, 08/15/14	159,000		168,143
PanAmSat Holding Corp., 10.375%, 11/01/14 (b)	440,000		319,000
Pogo Producing Co., 6.625%, 03/15/15	45,000		44,550
Pogo Producing Co., 6.875%, 10/01/17	190,000	[2]	188,575
PolyOne Corp., 8.875%, 05/01/12	355,000	[2]	365,650
Quebecor Media, Inc., 7.750%. 03/15/16 (a)	225,000	[2]	232,313
Quebecor World, Inc., 8.750%, 03/15/16 (a)	215,000	[2]	210,761
Qwest Communications International, Inc., 8.249%, 02/15/09[5]	400,000	[2]	411,000
Qwest Corp., 8.875%, 03/15/12	125,000		140,313
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		322,987
Rexnord Corp., 10.125%, 12/15/12	80,000		88,200
Rockwood Specialties GRP., 7.500%, 11/15/14	295,000	[2]	297,950
Rogers Wireless, Inc., 6.375%, 03/01/14	165,000		165,413
Rural Cellular Corp., 8.250%, 03/15/12	200,000		209,000
Sealy Mattress Co., 8.250%, 06/15/04	495,000	[2]	519,750
Serena Software Inc., 10.375%, 03/15/16 (a)	230,000	[2]	242,075

Managers High Yield Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
Service Corp., International, 6.750%, 04/01/16	450,000		447,750
Service Corp., International, 7.000%, 06/15/17 (a)	$45,000		$46,013
Simmons Co., 10.000%, 12/15/14 (b)	480,000[2]		309,600
Sonat Inc., 7.625%, 07/15/11	500,000		517,500
Spectrum Brands, Inc., 7.375%, 02/01/15	405,000	[2]	354,374
Starwood Hotels & Resorts, 7.875%, 05/01/12	100,000		109,250
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	90,000	[2]	90,450
Stewart Enterprises, Inc., 6.250%, 02/15/13 (a)	440,000		424,600
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	290,000		304,500
Tenet Healthcare Corp., 9.250%, 02/01/15 (a)	390,000	[2]	391,950
Tenneco Automotive Inc., 8.625%, 11/15/14	400,000	[2]	402,000
Terex Corp., 7.375%, 01/15/14	365,000		375,950
Terra Capital, Inc., 12.875%, 10/15/08	570,000		660,487
TransMontaigne, Inc., 9.125%, 06/01/10	90,000		96,075
Triad Hospitals, Inc., 7.000%, 11/15/13	280,000	[2]	277,200
Ubiquitel Opertating Co., 9.875%, 03/01/11	205,000		224,988
Unisys Corp., 8.000%, 10/15/12	165,000	[2]	162,938
United Components, Inc., 9.375%, 06/15/13	205,000		198,850
United Rentals (North America), Inc., 6.500%, 02/15/12	245,000	[2]	241,325
Vail Resorts, Inc., 6.750%, 02/15/14	250,000		248,125
Vertis Inc., 9.750%, 04/01/09	190,000		195,700
Videotron Ltee, 6.875%, 01/15/14	220,000		222,200
Visant Holdings Corp., 8.750%, 12/01/13 (a)	250,000		240,013
Warner Music Group, 7.375%, 04/15/14	145,000		144,275
Whiting Petroleum Corp., 7.250%, 05/01/13	175,000		175,438
Williams Companies, Inc., 7.625%, 0715/19	170,000		181,900
Wind Acquisition Fin SA, 10.750%, 12/01/15 (a)	275,000	[2]	298,375
WMG Holdings Corp., 0.000%, 12/15/14 (b)	571,000		423,253
Xerox Corp., 6.400%, 03/15/16	400,000		399,000
Total Industrials			34,891,653
Utilities - 3.6%
Hertz Corporation, 8.875%, 01/01/14 (a)	265,000	[2]	276,263
NRG Energy, Inc. 7.250%, 02/01/14	225,000		229,219
Select Medical Corp., 7.625%, 02/01/15	415,000	[2]	376,613
Sierra Pacific Resources, 6.750%, 08/15/17 (a)	15,000		15,131
Sierra Pacific Resources, 8.625%, 03/15/14	325,000		354,388
SunGard Data Systems, Inc., 9.125%, 08/15/13 (a)	140,000		148,750
SunGard Data Systems, Inc., 10.250%, 08/15/15 (a)	295,000		311,962
Total Utilities			1,712,326
Total Corporate Bonds (cost $46,246,595)			46,414,745

	Shares
Common Stock - 1.6%
Office Equipment - 1.1%
Dictaphone Corp.	17,540		548,125
Chemicals - 0.5%
Huntsman Corp.	12,603		243,239
Total Common Stock (cost $444,873)			791,364
Other Investment Companies - 28.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	12,746,049		12,746,049
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	727,838		727,838
Total Other Investment Companies (cost $13,473,887)			13,473,887
Total Investments - 126.0% (cost $60,165,355)			60,679,996
Other Assets, less Liabilities - (26.0)%			(12,515,594)
Net Assets - 100.0%			$48,164,402

Managers Fixed Income Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 80.9%
Asset-Backed Securities - 7.5%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		$265,000		$261,999
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		31,722		31,086
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16 (b)		478,527		477,097
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A3, 5.107%, 09/15/34		125,350		124,851
Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538%, 06/15/31		446,266		453,473
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 08/15/33		259,298		261,484
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33		17,867		17,879
JPMorgan Chase Commercial Mortgage Security, Series 2001-CIB3, Class A2, 6.044%, 11/15/35		718,214		727,811
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		333,555
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		836,068		854,198
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		203,148		206,345
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28		256,771		256,826
Salomon Brothers Mortgage Securities, Series 2001-C2, Class A2, 6.168%, 02/13/10		640,000		647,983
Total Asset-Backed Securities				4,654,587
Finance - 34.7%
ASIF Global Financial, 2.380%, 02/26/09	SGD	1,000,000		595,879
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		144,756
Boeing Capital Corp., 4.750%, 08/25/08		230,000		227,656
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	[2]	280,731
Cendant Corp., 7.375%, 01/15/13		565,000		621,419
Chancellor Media Corp., 8.000%, 11/01/08		414,000		434,843
Citigroup, Inc., 3.500%, 02/01/08		250,000	[2]	242,593
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		193,864
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000		256,934
Colonial Realty L.P., 4.800%, 04/01/11		625,000		593,449
Colonial Realty L.P., 5.500%, 10/01/15		190,000		182,268
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		410,000		398,190
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		190,712
Duke Realty LP, 3.500%, 11/01/07		400,000		389,166
Equity One, Inc., 3.875%, 04/15/09		400,000		379,431
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		468,654
Ford Motor Credit Co., 7.000%, 10/01/13		125,000		111,957
Ford Motor Credit Co., 7.200%, 06/15/07		460,000	[2]	454,078
GMAC, 5.620%, 03/20/07[5]		500,000		489,925
GMAC, 6.125%, 08/28/07		450,000		436,608
HCA, Inc., 8.750%, 09/01/10		625,000		681,039
Health Care, Inc., 7.500%, 08/15/07		67,000		68,313
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		375,961
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		484,424
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,122,921
John Hancock Financial Services, Inc., 5.625%, 12/01/08		500,000		504,637
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000	[2]	342,421
Korea Development Bank, 3.875%, 03/02/09		425,000		406,917
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000	[2]	143,169
Liberty Media Corp., 5.700%, 05/15/13		190,000	[2]	177,633
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		259,842
Medco Health Solutions, 7.250%, 08/15/13		420,000		452,867
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000		630,328
NCR Corp., 7.125%, 06/15/09		180,000		185,627
News America, Inc., 7.625%, 11/30/28		460,000		495,406
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 (a)		375,000		375,881
Qwest Capital Funding, Inc., 7.250%, 02/15/11		490,000	[2]	499,188
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08		1,000,000		1,002,500
Ras Laffan Liquified National Gas Co., Series 144A, 3.437%, 09/15/09 (a)		213,850		206,646
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08		750,000		768,855
Rubbermaid, Inc., 6.600%, 11/15/06		152,000		153,243
Sovereign Bank, 5.125%, 03/15/13		335,000		323,008
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		412,916
Texas Eastern Transmission, 7.000%, 07/15/32		255,000		283,932
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		433,373
The Ryland Group, Inc., 5.375%, 06/01/08		440,000		435,788
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000	[2]	503,161
Transamerica Corp., 6.750%, 11/15/06		85,000		85,750

Managers Fixed Income Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Finance (continued)
Union Planters Bank, 6.500%, 03/15/08		$375,000		$382,502
Wells Fargo Co., 4.430%, 05/01/33[5,7]		1,175,000		1,173,824
XL Capital (Europe) PLC, 6.500%, 01/15/12		105,000	[2]	108,226
Total Finance				21,573,411
Industrials - 28.4%
Albertson’s Inc., 7.750%, 06/15/26		175,000		158,132
AOL Time Warner, Inc., 7.625%, 04/15/31		80,000		87,402
AOL Time Warner, Inc., 7.700%, 05/01/32		685,000	[2]	755,531
AT&T Inc., 6.150%, 09/15/34		185,000		176,254
AT&T Wireless Services, Inc., 8.750%, 03/01/31		310,000		393,767
Avnet Inc., 6.000%, 09/01/15		410,000		393,626
BellSouth Corp., 6.000%, 11/15/34		275,000	[2]	257,318
Bristol-Myers Squibb, 4.410%, 09/15/23[5,6]		910,000		913,413
Charter Communications Inc., 8.000%, 04/30/12 (a)		245,000	[2]	245,000
Chartered Semiconductor, 6.250%, 04/04/13		715,000		708,551
Chiron Corp., 1.625%, 08/01/33[7]		1,240,000		1,213,650
Comcast Corp., 5.650%, 06/15/35		235,000		205,493
Comcast Corp., 6.450%, 03/15/37		815,000	[2]	786,755
Comcast Corp., 6.500%, 11/15/35		405,000		394,235
Corning, Inc., 6.850%, 03/01/29		600,000	[2]	613,604
D.R. Horton, Inc., 5.250%, 02/15/15		420,000	[2]	384,951
Georgia-Pacific Corp., 7.700%, 06/15/15		315,000		318,150
HCA, Inc., 7.050%, 12/01/27		750,000		687,872
International Paper Co., 4.000%, 04/01/10		300,000		281,063
International Paper Co., 4.250%, 01/15/09		300,000		289,580
Kraft Foods, Inc., 5.250%, 10/01/13		1,175,000		1,145,916
Kroger Co., 7.000%, 05/01/18		460,000		482,344
Lennar Corp., 5.600%, 05/31/15		400,000		380,790
News America, Inc., 7.280%, 06/30/28		225,000		233,898
Penney (JC) Co., 8.000%, 03/01/10		125,000		135,198
Pulte Homes, Inc., 5.200%, 02/15/15		405,000	[2]	374,450
Pulte Homes, Inc., 6.000%, 02/15/35		880,000	[2]	768,514
Pulte Homes, Inc., 6.375%, 05/15/33		375,000		341,616
Qantas Airways Ltd., 6.050%, 04/15/16 (a)		1,500,000		1,489,485
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		600,000		631,733
Telus Corp., 8.000%, 06/01/11		1,065,000		1,175,921
Time Warner, Inc., 6.625%, 05/15/29		245,000	[2]	241,502
Time Warner, Inc., 6.950%, 01/15/28		120,000		122,054
Verizon Global Funding Corp., 5.850%, 09/15/35		645,000		580,436
Walt Disney Co., The, 7.000%, 03/01/32		190,000	[2]	210,910
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23[6]		65,000		60,125
Total Industrials				17,639,239
Utilities - 10.3%
Cilcorp, Inc., 8.700%, 10/15/09		315,000		343,236
Commonwealth Edison, 4.700%, 04/15/15		510,000	[2]	473,807
Commonwealth Edison, 5.875%, 02/01/33		620,000		591,655
Dominion Resources, Inc., 4.125%, 02/15/08		450,000	[2]	439,007
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		900,000		972,852
FirstEnergy Corp., Series C, 7.375%, 11/15/31		715,000		796,615
Methanex Corp., 6.000%, 08/15/15		260,000		244,766
Nisource Finance Corp., 7.875%, 11/15/10		350,000		380,015
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		490,915
Pinnacle West Capital Corp., 6.400%, 4/1/06		575,000		575,000
PSI Energy, Inc., 6.650%, 6/15/06		350,000		350,891
Southwestern Public Service Co., 5.125%, 11/01/06		770,000		768,486
Total Utilities				6,427,245
Total Corporate Bonds (cost $50,572,476)				50,294,482
Foreign Government Obligations - 4.3%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		861,977
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		301,666
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,137,832
Mexico Government, 9.875%, 02/01/10		315,000		359,888
Total Foreign Government Obligations (cost $2,392,122)				2,661,363

Managers Fixed Income Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
U.S. Government and Agency Obligations - 7.4%
U.S. Government Agency Obligations - 3.3%
FHLMC 2.850%, 01/05/07		$630,000		$619,526
FHLMC Gold Pool, 6.500%, 07/01/29		6,456		6,615
FHLMC Gold Pool, 9.000%, 04/01/25		42,607		46,585
FHLMC, 3.000%, 02/15/15		49,361		49,252
FHLMC, 3.500%, 12/15/10		228,041		226,084
FNMA, 2.290%, 02/19/09	SGD	700,000		417,520
FNMA, 2.750%, 08/11/06		70,000		69,453
FNMA, 7.000%, 04/25/24		100,000		104,559
FNMA, 7.000%, 11/01/26		2,973		3,063
FNMA, 7.500%, 01/19/39		175,481		182,202
FNMA, 7.500%, 07/01/25		4,063		4,246
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		308,043
Total U.S. Government Agency Obligations				2,037,148
U.S. Treasuries - 4.1%
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		472,094	[2]	460,900
USTN, 2.625%, 05/15/08		245,000	[2]	234,320
USTB, 4.750%, 05/15/14		1,285,000	[2]	1,274,158
USTB, 5.375%, 02/15/31		570,000	[2]	600,192
Total U.S. Treasuries				2,569,570
Total U.S. Government and Agency Obligations (cost $4,618,659)				4,606,718
Municipal Bonds - 1.1%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		185,000		193,325
Eufaula Alabama, Series C, 4.000%, 08/15/12		490,000		470,400
Total Municipal Bonds (cost $669,309)				663,725

		Shares
Preferred Stock - 1.7%
Newell Financial Trust I, 5.250%		13,455		576,883
Travelers Property Casualty Corp., 4.500%, 04/15/32		21,000		503,790
Total Preferred Stock (cost $1,049,222)				1,080,673
Other Investment Companies - 20.8%
Bank of New York Institutional Cash Reserves Fund, 4.77%[3]		12,396,910		12,396,910
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%		497,147		497,147
Total Other Investment Companies (cost $12,894,057)				12,894,057
Total Investments - 116.2% (cost $72,195,845)				72,201,018
Other Assets, less Liabilities - (16.2)%				(10,071,006)
Net Assets - 100.0%				$62,130,012

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
20 Fund	$25,741,656	$2,311,777	($2,474,407)	($162,630)
Mid-Cap	106,969,264	18,152,956	(1,063,053)	17,089,903
Balanced	27,123,005	2,315,519	(24,834)	2,290,685
High Yield	60,165,355	1,205,688	(691,046)	514,642
Fixed Income	72,195,845	1,389,699	(1,384,526)	(5,173)

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2006, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Balanced	$493,299	2.1%
High Yield	7,827,906	16.3%
Fixed Income	3,960,345	6.4%

(b)	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its March 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2006, amounting to:

Fund	Value	% of Net Assets
20 Fund	$5,222,279	26.1%
Mid-Cap	24,800,759	25.1%
Balanced	5,681,676	24.4%
High Yield	12,477,484	25.9%
Fixed Income	12,100,711	19.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Zero coupon security.

[5]	Variable rate security. The rate listed is as of March 31, 2006.

[6]	Convertible security. Security carries the right to exchange the security for other securities of the issuer or another issuer.

Investments Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

USTB: United States Treasury Bond

USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate par values shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
CAD:	Canadian Dollar
GBP:	British Pound
MXN:	Mexican Peso
NZD:	New Zealand Dollar
SGD:	Singapore Dollar
THB:	Thai Baht
KRW:	South Korean Won

Notes to Schedules of Portfolio Investments (continued)

(1) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At March 31, 2006, the underlying values for open foreign currency contracts were as follows:

Managers Balanced Fund

Foreign Currency	Settlement Dates	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
New Zealand Dollar Long	04/04/06	$79,934	$(78,645)	$1,289

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	May 23, 2006